UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Truepoint, Inc.
Address: 4901 Hunt Road, Suite 200
         Cincinniti, OH  45242

13F File Number:  028-13017

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Janel E. Carroll
Title:     Chief Compliance Officer
Phone:     513-792-6648

Signature, Place, and Date of Signing:

  /s/  Janel E. Carroll     Cincinnati, OH     February 10, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $218,665 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CINCINNATI FINL CORP           COM              172062101      239     9112 SH       SOLE                        0        0     9112
CONSTELLATION ENERGY PRTNR L   COM UNIT LLC B   21038E101      136    35707 SH       SOLE                        0        0    35707
GENERAL ELECTRIC CO            COM              369604103      442    29222 SH       SOLE                        0        0    29222
ISHARES TR                     MSCI GRW IDX     464288885    23171   420379 SH       SOLE                   420379        0        0
ISHARES TR INDEX               MSCI EAFE IDX    464287465      298     5392 SH       SOLE                     5392        0        0
ISHARES TR INDEX               MSCI EMERG MKT   464287234      206     4966 SH       SOLE                     4966        0        0
ISHARES TR INDEX               RUSL 2000 VALU   464287630      364     6272 SH       SOLE                     6272        0        0
ISHARES TR INDEX               RUSSELL 3000     464287689     2889    44260 SH       SOLE                    44260        0        0
ISHARES TR INDEX               RUSSELL1000GRW   464287614     1241    24900 SH       SOLE                    24900        0        0
PROCTER & GAMBLE CO            COM              742718109     9595   158284 SH       SOLE                        0        0   158284
SIGNET JEWELERS LIMITED        SHS              G81276100      200     7495 SH       SOLE                        0        0     7495
VANGUARD BD INDEX FD INC       INTERMED TERM    921937819      486     6150 SH       SOLE                     6150        0        0
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827      431     5426 SH       SOLE                     5426        0        0
VANGUARD INDEX FDS             GROWTH ETF       922908736    17652   332693 SH       SOLE                   332693        0        0
VANGUARD INDEX FDS             MCAP GR IDXVIP   922908538    32037   660708 SH       SOLE                   660708        0        0
VANGUARD INDEX FDS             REIT ETF         922908553    24620   550306 SH       SOLE                   550306        0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769   103921  1843557 SH       SOLE                  1843557        0        0
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858      444    12993 SH       SOLE                    12993        0        0
VANGUARD WORLD FD              MEGA VALUE 300   921910840      293     8353 SH       SOLE                     8353        0        0